Interest, advances, promissory notes payable and loan payable (Details 5) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Related parties	$ 2,503,511	$ 2,176,265
Unrelated parties	3,728,759	3,525,414
Interest Payable	$ 6,232,270	$ 5,701,679